Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000088645
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class C
C000034316
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class I
C000002902
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		58,950	67,421	74,446	80,037	112,685	100,717	120,448	150,030	172,775	211,338
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,553	12,335	13,379	12,196	17,523	16,328	18,212	20,591	23,412	29,761
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,553	12,335	13,379	12,196	17,523	16,328	18,212	20,591	23,412	29,761
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	50,000		57,765	61,676	66,893	60,980	87,616	81,641	91,062	102,955	117,060	148,806
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,553	$ 12,335	$ 13,379	$ 12,196	$ 17,523	$ 16,328	$ 18,212	$ 20,591	$ 23,412	$ 29,761